Convertible Notes Payable (Details 1) - USD ($)	1 Months Ended	6 Months Ended
	May 30, 2025	Jun. 30, 2025
Convertible notes
Issue date		Jun. 06, 2025
Face Value	$ 500,000,000	$ 11,000,000
Maturity date		Jun. 06, 2027
Interest rate	7.00%	7.00%
Conversion Price		$ 7.36
Floor Price		$ 0.74
Redemption terms		120% upon Issuer’s Call, 0% on Maturity
Use of Proceeds		80% for SOL investment; 20% for operations